Investments Accounted for Using Equity Method - Market Prices of Investments Accounted for Using Equity Method in Publicly Traded Stocks Calculated by Closing Price at End of Reporting Period (Detail) - Level 1 [member] - TWD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Global Unichip Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 63,495.5	$ 81,236.9
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	50,620.3	37,834.2
Xintec Inc. [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 22,033.8	$ 14,188.4